Equity Method Investments (Details) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Aug. 28, 2014 USD ($)	Sep. 01, 2016 USD ($)	Sep. 03, 2015 USD ($)	Aug. 28, 2014 USD ($) shares	Aug. 29, 2013	Sep. 01, 2016 TWD / shares	Sep. 01, 2016 USD ($)	Aug. 28, 2014 TWD / shares
Schedule of Equity Method Investments [Line Items]
Investment Balance			$ 1,379				$ 1,364
Equity in net income (loss) of equity method investees, net of tax		$ 25	447	$ 474
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets			1,980				1,222
Noncurrent assets			3,038				4,294
Equity Method Investment, Summarized Financial Information, Liabilities [Abstract]
Current liabilities			436				604
Noncurrent liabilities			119				411
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Net sales		1,671	2,647	3,382
Gross margin		155	1,253	1,576
Operating income		199	1,191	1,371
Net income		184	1,361	1,339
Equity [Abstract]
Gain from issuance of Inotera shares		0	0	93
Gain from disposition of interest in Aptina		0	1	119
Inotera
Schedule of Equity Method Investments [Line Items]
Investment Balance			$ 1,332				$ 1,314
Ownership Percentage (in hundredths)			33.00%				33.00%
Equity in net income (loss) of equity method investees, net of tax		32	$ 445	$ 465
Equity [Abstract]
Number of shares issued by Inotera | shares				400
Stock price per share for equity issuance (NTD per share) | TWD / shares								TWD 31.50
Inotera ownership percentage before transaction				35.00%
Inotera ownership percentage after its stock sale transaction				33.00%
Market value of equity interests							$ 1,800
Quoted market price per share of investee stock | TWD / shares						TWD 26.70
Amount in accumulated other comprehensive income (loss) for cumulative translation adjustments on its investment			13				(44)
Inotera | Income Tax Expense (Benefit), Adjustment of Deferred Tax (Asset) Liability
Schedule of Equity Method Investments [Line Items]
Equity in net income (loss) of equity method investees, net of tax			49
Inotera | Variable interest entity, not primary beneficiary
Schedule of Equity Method Investments [Line Items]
Inotera investment balance, substantially all of max exposure to loss, unconsolidated VIEs							1,310
Inotera | Other Non-Operating Income Expense Net
Equity [Abstract]
Gain from issuance of Inotera shares				$ 93
Tera Probe
Schedule of Equity Method Investments [Line Items]
Investment Balance			$ 38				$ 36
Ownership Percentage (in hundredths)			40.00%				40.00%
Equity in net income (loss) of equity method investees, net of tax		$ (11)	$ 1	11
Equity [Abstract]
Ownership percentage after stock transactions during period (in hundredths)					40.00%
Difference between cost of Tera Probe investment and underlying equity							$ 40
Weighted-average period for remaining Tera Probe amortization (in years)		7 years
Tera Probe | Level 1
Equity [Abstract]
Other than temporary impairment in Tera Probe		$ 25	10
Other
Schedule of Equity Method Investments [Line Items]
Investment Balance			9				$ 14
Equity in net income (loss) of equity method investees, net of tax		$ 4	$ 1	$ (2)
Aptina | Other Non-Operating Income Expense Net
Equity [Abstract]
Gain from disposition of interest in Aptina	$ 119